Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 5,248,177
Interest and dividends	1,540,386
Total investment income	6,788,563
Interest income on notes receivable from participants	52,392
Contributions:
Employer	1,786,535
Participant	3,541,252
Rollover	2,694,938
Total contributions	8,022,725
Total additions	14,863,680
Deductions from net assets attributed to:
Benefits paid to participants	6,177,805
Administrative expenses	158,176
Total deductions	6,335,981
Net increase in net assets before transfer	8,527,699
Transfer out of Plan	(2,675,775)
Net increase in net assets	5,851,924
Beginning of year	41,384,320
End of year	$ 47,236,244